Transactions and Balances with Related Parties - Payments on behalf of the Group (Details) - Kyklades Maritime Corporation - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 43,394,904	$ 43,485,285	$ 41,305,924
Crew wages
Transactions and Balances with Related Parties
Payments on behalf of Group	22,843,744	21,231,570	21,043,047
Other crew expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	3,320,488	3,043,288	3,639,086
Stores
Transactions and Balances with Related Parties
Payments on behalf of Group	3,782,244	4,433,689	3,864,683
Technical expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	7,902,869	9,641,650	8,647,728
Insurance
Transactions and Balances with Related Parties
Payments on behalf of Group	3,103,266	2,969,841	2,717,938
Health, Safety, Quality, Environmental (HSQE) expenses
Transactions and Balances with Related Parties
Payments on behalf of Group	652,236	614,855	592,246
Other
Transactions and Balances with Related Parties
Payments on behalf of Group	$ 1,790,057	$ 1,550,392	$ 801,196